POST-EMPLOYMENT BENEFITS - Conciliation of the present value of the defined benefit obligations (Details) - Other post-employment benefit obligations - Present value of the defined benefit obligations - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Post-Employments
Value of actuarial obligations at the beginning of the year	R$ 196,181	R$ 246,207
Current cost of service	3,679	7,253
Interest on actuarial obligation	9,651	15,546
Benefits paid in the year	(46,586)	(116,930)
Derecognition of benefit	(29,248)	(5,555)
Loss on actuarial obligations arising from remeasurement	91,794	49,660
Actuarial losses arising from changes in demographic assumptions	80,593	69,803
Actuarial losses arising from changes in financial assumptions	743	1,162
Actuarial losses resulting from adjustments based on experience	10,458	(21,306)
Present value of actuarial obligations at the end of the year	R$ 225,471	R$ 196,181